Related Party Transactions - Key management personnel (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transactions
Short-term employee benefits	$ 1,413	$ 1,451	$ 1,245
Directors' fees	579	531	594
Share-based compensation	0	0	0
Total	$ 1,992	$ 1,982	$ 1,839